Deposits and obligations - Summary of time deposits classified by maturity (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 19,891,128	S/ 17,288,629
Up to 1 month [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	7,744,887	6,131,655
From 1 to 3 months [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	5,179,603	3,890,589
From 3 months to 1 year [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	6,263,412	6,458,103
From 1 to 5 years [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	413,031	512,280
From 5 years onwards [member]
Summary of time deposits classified by maturity [Line Items]
Balances on term deposits from customers	S/ 290,195	S/ 296,002